Other Long-Term Assets (Schedule Of Other Long-Term Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Other Long Term Assets [Abstract]
Equipment costs subject to a deferred revenue arrangement	$ 67	$ 93
Long-term Wireless handset receivables	35	45
Costs incurred to obtain or fulfill a contract with a customer	37	35
Credit facility arrangement fees	4	4
Other	20	18
Total other non-current assets	$ 163	$ 195